SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]

9. SUBSEQUENT EVENTS

Events subsequent to March 31, 2012 have been evaluated through the date these financial statements were issued, to determine whether they should be disclosed to keep the financial statements from being misleading. The following events have occurred since March 31, 2012.

On April 2, 2012, the Company announced that on March 30, 2012 it filed a Certificate of Amendment to its Amended and Restated Certificate of Incorporation (the “Amendment”) to (i) effect a 1-for-30 reverse stock split (“reverse split”) of its common stock, par value $0.001 per share (the “Common Stock”), effective at 5:00 p.m. Pacific Time on April 2, 2012 (the “Effective Time”), and (ii) simultaneously therewith reduce the number of authorized shares of Common Stock available for issuance under the Company’s Amended and Restated Certificate of Incorporation, as amended (the “Certificate of Incorporation”), from 750 million to 100 million. Because the Amendment does not reduce the number of authorized shares of Common Stock in the same proportion as the reverse split, the effect of the Amendment is to increase the number of shares of Common Stock available for issuance relative to the number of shares issued and outstanding.

At the Effective Time, immediately and without further action by the Company’s stockholders, every 30 shares of the Company’s Common Stock issued and outstanding immediately prior to the Effective Time were automatically combined into one share of Common Stock. In the event the reverse split left a stockholder with a fraction of a share, the number of shares due to that stockholder was rounded up. Further, any options, warrants and rights outstanding as of the Effective Time that are subject to adjustment were adjusted in accordance with the terms thereof. These adjustments may include, without limitation, changes to the number of shares of Common Stock that may be obtained upon exercise or conversion of these securities, and changes to the applicable exercise or purchase price. As a result of the reverse split, a “D” was placed on the Common Stock’s ticker symbol for 20 business days.

On April 26, 2012 and May 25, 2012, we received two short-term, interest free loans of $100,000 each from John Pappajohn, a director of the Company, for the purpose of funding offering costs and other sundry operating expenses. The loans are evidenced by demand notes and repayment of those notes will occur upon closing of the registered offering.

As of June 12, 2012, the Company entered into the 2012 Conversion Agreements. Under these agreements, all holders of October Notes, January Notes, 2011 Bridge Notes and/or Unsecured Note as described in Note 3 would agree to automatically convert their notes to equity upon a qualified offering with gross proceeds of at least $3 million, at which time they would be issued an additional consideration warrant for every two shares they are issued upon the conversion to equity of their note (including accrued plus the and unpaid interest thereon). The form of the warrant will be substantially the same as the warrants that would be offered to the investors in the qualified offering. Furthermore, the October and January note holders would also receive an additional 50% warrant coverage on the principal amount of (but not accrued and unpaid interest on) their note. The form of these warrants will be similar to their original warrants as amended. The 2011 Conversion Agreements also provide for the amendment of the warrants issued to the note holders whereby the ratchet provision of the warrants would be amended to provide for a one-time ratchet adjustment of the exercise price to the per-share offering price in the qualified offering in the event that the exercise price is greater than the offering price in the qualified offering. If and when executed by the holders, the 2012 Conversion Agreement would supersede the Conversion Agreements of May 2012, the Amendment and Conversion Agreements of September 2011 and the Agreements to Convert and Amend of June 2011.

11.	SUBSEQUENT EVENTS

Events subsequent to September 30, 2011 have been evaluated through the date these financial statements were issued, to determine whether they should be disclosed to keep the financial statements from being misleading. The following events have occurred since September30, 2011.

On October 12, 2011, the Company received a $250,000 loan from its director John Pappajohn and on October 18, 2011, the Company entered into a new Note and Warrant Purchase Agreement (the “Bridge Financing Purchase Agreement”) in connection with a $2 million BridgeFinancing, with John Pappajohn, a member of the Company’s Board of Directors. Pursuant to the agreement and in connection with the October12, 2011 loan, the Company issued subordinated secured convertible notes (the “Bridge Notes”) in the aggregate principal amount of $250,000and warrants to purchase 41,667 shares of common stock to Mr. Pappajohn for gross proceeds to the Company of $250,000. On October 31,2011, the Company issued Bridge Notes in the aggregate principal amount of $20,000 to an additional accredited investor, together withwarrants to purchase 3,333 shares of common stock.

On November 11, 2011, the Company entered into an Amended and Restated Note and Warrant Purchase Agreement (the “AmendedBridge Financing Purchase Agreement”) in connection with the $2 million Bridge Financing with accredited investors. Pursuant to theagreement, the Company on November 11, 2011 and November 17, 2011 issued Bridge Notes in the aggregate principal amount of $560,000 andwarrants to purchase 186,668 shares of common stock to three accredited investors for gross proceeds to the Company of $560,000. Of theseamounts, John Pappajohn, a member of the Company’s Board of Directors, purchased a Bridge Note in the aggregate principal amount of$250,000 and a warrant to purchase 83,334 shares, and as further described below, Zanett Opportunity Fund, Ltd. purchased a Bridge Note inthe aggregate principal amount of $250,000 and warrants to purchase 83,334 shares of common stock.

The Amended Bridge Financing Purchase Agreement amended and restated the October agreement in that it increased the warrant coverage from 50% to 100%. In addition, each holder’s option to redeem or convert their Bridge Note at the closing of the Qualified Offeringcan now only be amended, waived or modified with the consent of the Company and that holder. Consequently, the shares underlyingthe warrants that had been issued to Mr. Pappajohn and the second accredited investor in October were increased to an aggregate of 90,001shares of common stock. On November 17, 2011, Zanett Opportunity Fund, Ltd., a Bermuda corporation for which McAdoo Capital, Inc. is theinvestment manager, purchased Bridge Notes in the aggregate principal amount of $250,000 and warrants to purchase 83,334 shares ofcommon stock for cash payments aggregating $250,000. Mr. Zachary McAdoo is the president and owner of McAdoo Capital. On November21, 2011, the Board of Directors of the Company elected Mr. McAdoo to the Board where he also serves as Chairman of the Board’s AuditCommittee. Including the amounts issued in October and November 2011 (as revised to reflect the increase in warrant coverage), to date, theCompany has issued Bridge Notes in the aggregate principal amount of $830,000 and warrants to purchase 276,669 shares of common stockpursuant to the Amended Bridge Financing Purchase Agreement.

The Amended Bridge Financing Purchase Agreement provides for the issuance and sale of Bridge Notes (including the notes issued inOctober 2011) in the aggregate principal amount of up to $2,000,000, and warrants to purchase a number of shares corresponding to 100% of thenumber of shares issuable on conversion of the Bridge Notes, in one or multiple closings to occur no later than April 1, 2012. The BridgeFinancing Purchase Agreement also provides that the Company and the holders of the Bridge Notes will enter into a registration rightsagreement covering the registration of the resale of the shares underlying the Bridge Notes and the related warrants.

The Bridge Notes mature one year from the date of issuance (subject to earlier conversion or prepayment), earn interest equal to 9% peryear with interest payable at maturity, are convertible into shares of common stock of the Company at a conversion price of $3.00, are securedby a second position security interest in the Company’s assets that is pari passu with the interest recently granted to the holders of theCompany’s January Notes, are subordinated in all respects to the Company’s obligations under its October Notes and the related guarantiesissued to certain investors by SAIL Venture Partners, L.P. and are pari passu to the obligations under the January Notes. The second positionsecurity interest is governed by the amended and restated security agreement, dated as of September 30, 2011, between the Company and PaulBuck, as administrative agent for the secured parties (the “Amended and Restated Security Agreement”), which replaced the security agreemententered into in connection with the issuance of the October Notes in 2010.

The conversion price of the Bridge Notes is subject to adjustment upon (1) the subdivision or combination of, or stock dividends paidon, the common stock; (2) the issuance of cash dividends and distributions on the common stock; (3) the distribution of other capital stock,indebtedness or other non-cash assets; and (4) the completion of a financing at a price below the conversion price then in effect. At the closingof the Qualified Offering, each Bridge Note will be either redeemed or converted (in whole or in part) at a conversion price equal to the lesser ofthe public offering price or the conversion price then in effect, with the choice between redemption and conversion being at the sole option of theholder. The Bridge Notes can be declared due and payable upon an event of default, defined in the Bridge Notes to occur, among other things, ifthe Company fails to pay principal and interest when due, in the case of voluntary or involuntary bankruptcy or if the Company fails to performany covenant or agreement as required by the Bridge Note or materially breaches any representation or warranty in the Bridge Note or theAmended Bridge Financing Purchase Agreement.

The warrants related to the Bridge Notes expire five years from the date of issuance and are exercisable for shares of common stock ofthe Company at an exercise price of $3.00. Exercise price and number of shares issuable upon exercise are subject to adjustment (1) upon thesubdivision or combination of, or stock dividends paid on, the common stock; (2) in case of any reclassification, capital reorganization or changein capital stock and (3) upon the completion of a financing at a price below the exercise price then in effect (including the Qualified Offering),except that subsequent to the Qualified Offering, the exercise price will not be adjusted for any further financings. The warrants contain a cashless exercise provision.

With the exception of each holder’s option to redeem or convert their Bridge Note at the closing of the Qualified Offering, anyprovision of the Bridge Notes or related warrants can be amended, waived or modified upon the written consent of the Company and holders of amajority of the aggregate principal amount of such notes outstanding. Any such majority consent will affect all Bridge Notes or warrants, as thecase may be, and will be binding on the Company and all holders of the Bridge Notes or warrants. Each holder’s option to redeem or convert theBridge Note at the closing of the Qualified Offering cannot be amended, waived or modified without the written consent of the Company andsuch holder and such amendment, waiver or modification will be binding only on the Company and such holder.

As a result of the issuance of the Bridge Notes and related warrants, the conversion prices of the October Notes and January Notes and the related warrants were automatically adjusted, under the terms of such notes and warrants, to match the $3.00 conversion price of the Bridge Notes and the $3.00 exercise price of the related warrants. As a result, an aggregate of 1,007,976 and 833,334 shares of common stock are issuable upon conversion of the October Notes and January Notes, respectively, and an aggregate of 920,655 shares of common stock are issuable upon exercise of the warrants related to the October Notes and January Notes. Additionally, an aggregate of 30,000 shares of common stock are issuable upon exercise of warrants by placement agents.

Since September 30, 2011, 2,823 warrants with an exercise price of $0.30 have been exercised and 87,574 warrants with exercise prices ranging from $0.30 to $54.36 have expired.